DEFERRED GOVERNMENT GRANTS - Movements of Deferred Grants (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
DEFERRED GOVERNMENT GRANTS.
Balance at beginning of the period	¥ 153,174	¥ 6,318
Additions	132,101	100,083
Recognized as a reduction of depreciation expense	(10,796)	(5,966)
Balance at end of the period	¥ 274,479	¥ 100,435